UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.3%
Aerospace - 4.1%
Precision Castparts Corp.	264,675	$68,254,389
United Technologies Corp.	1,625,568	190,223,967

		$258,478,356
Alcoholic Beverages - 2.1%
Beam, Inc.	303,670	$25,192,463
Pernod Ricard S.A.	900,311	105,989,822

		$131,182,285
Apparel Manufacturers - 4.4%
LVMH Moet Hennessy Louis Vuitton S.A.	747,991	$139,226,150
NIKE, Inc., “B”	860,942	67,411,759
VF Corp.	1,149,576	67,353,658

		$273,991,567
Automotive - 1.0%
Johnson Controls, Inc.	1,265,268	$62,504,239

Broadcasting - 7.7%
Discovery Communications, Inc., “A” (a)	905,440	$75,441,261
Omnicom Group, Inc.	706,050	53,433,864
Time Warner, Inc.	2,177,580	146,180,945
Viacom, Inc., “B”	523,330	45,911,741
Walt Disney Co.	1,990,460	160,849,073

		$481,816,884
Brokerage & Asset Managers - 3.1%
Charles Schwab Corp.	1,133,730	$30,055,182
CME Group, Inc.	424,180	31,312,968
Franklin Resources, Inc.	2,557,978	136,212,329

		$197,580,479
Business Services - 5.4%
Accenture PLC, “A”	3,025,214	$252,151,587
Cognizant Technology Solutions Corp., “A” (a)	622,350	64,761,741
MSCI, Inc., “A” (a)	503,014	21,986,742

		$338,900,070
Chemicals - 1.4%
Monsanto Co.	815,175	$89,685,554

Computer Software - 3.3%
Autodesk, Inc. (a)	527,711	$27,683,719
Oracle Corp.	4,526,191	177,019,330

		$204,703,049
Computer Software - Systems - 4.7%
Apple, Inc.	111,133	$58,482,630
EMC Corp.	6,392,746	168,576,712
International Business Machines Corp.	379,882	70,342,750

		$297,402,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.0%
Sherwin-Williams Co.	325,292	$65,214,540

Consumer Products - 6.1%
Church & Dwight Co., Inc.	581,884	$39,556,474
Colgate-Palmolive Co.	3,113,915	195,647,280
Procter & Gamble Co.	1,853,571	145,801,895

		$381,005,649
Electrical Equipment - 9.4%
Amphenol Corp., “A”	506,010	$44,539,000
Danaher Corp.	2,688,336	205,630,821
Mettler-Toledo International, Inc. (a)	362,723	89,142,804
Sensata Technologies Holding B.V. (a)	3,567,847	144,997,302
W.W. Grainger, Inc.	423,210	107,927,014

		$592,236,941
Electronics - 2.8%
Microchip Technology, Inc.	2,041,021	$92,968,507
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,442,561	80,277,077

		$173,245,584
Energy - Independent - 0.8%
Occidental Petroleum Corp.	545,583	$52,659,671

Food & Beverages - 4.6%
Groupe Danone	1,668,897	$117,897,150
Mead Johnson Nutrition Co., “A”	1,534,370	125,127,874
PepsiCo, Inc.	578,918	46,353,964

		$289,378,988
Food & Drug Stores - 2.4%
CVS Caremark Corp.	2,037,476	$149,020,995

General Merchandise - 0.6%
Target Corp.	575,192	$35,972,508

Internet - 5.6%
eBay, Inc. (a)	876,195	$51,493,980
Google, Inc., “A” (a)	248,619	302,233,687

		$353,727,667

Medical & Health Technology & Services - 2.7%
Express Scripts Holding Co. (a)	1,906,223	$143,557,654
Patterson Cos., Inc.	699,458	28,789,691

		$172,347,345
Medical Equipment - 7.3%
Abbott Laboratories	2,131,130	$84,776,351
DENTSPLY International, Inc.	2,153,127	97,708,903
St. Jude Medical, Inc.	552,040	37,163,333
Thermo Fisher Scientific, Inc.	1,209,203	150,594,142
Waters Corp. (a)	768,907	85,656,240

		$455,898,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.5%
Rio Tinto PLC	524,227	$30,132,006

Oil Services - 2.6%
Schlumberger Ltd.	1,777,390	$165,297,270

Other Banks & Diversified Financials - 4.8%
MasterCard, Inc., “A”	1,038,634	$80,722,634
Visa, Inc., “A”	964,436	217,904,670

		$298,627,304
Pharmaceuticals - 4.3%
Allergan, Inc.	381,764	$48,484,028
Johnson & Johnson	1,021,428	94,093,947
Zoetis, Inc.	4,135,611	128,286,653

		$270,864,628
Railroad & Shipping - 1.1%
Kuehne & Nagel International AG	473,340	$67,596,935

Restaurants - 1.7%
McDonald’s Corp.	1,102,183	$104,872,712

Specialty Chemicals - 1.8%
Praxair, Inc.	845,236	$110,193,417

Specialty Stores - 0.7%
Industria de Diseno Textil S.A.	294,655	$42,420,093

Trucking - 1.3%
Expeditors International of Washington, Inc.	2,071,140	$81,830,741
Total Common Stocks		$6,228,788,538

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	46,312,505	$46,312,505
Total Investments		$6,275,101,043

Other Assets, Less Liabilities - (0.1)%		(3,444,395)
Net Assets - 100.0%		$6,271,656,648

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,228,788,538	$—	$—	$6,228,788,538
Mutual Funds	46,312,505	—	—	46,312,505
Total Investments	$6,275,101,043	$—	$—	$6,275,101,043

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,740,749,930
Gross unrealized appreciation	1,535,116,324
Gross unrealized depreciation	(765,211)
Net unrealized appreciation (depreciation)	$1,534,351,113

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	53,631,274	460,280,884	(467,599,653)	46,312,505

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,538	$46,312,505

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.